Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Current deferred tax assets	$ 22,178,000	$ 36,713,000
Non-current deferred tax assets	133,708,000	142,848,000
Non-current deferred tax liabilities	9,007,000	4,650,000
Temporary differences related to investments in foreign subsidiaries	134,600,000
Gross unrecognized tax benefits	1,554,000	6,088,000
Unrecognized tax benefits decreased amount	$ 4,614,000